Net (Loss)/Income Per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income attributable to Sogou Inc.	$ 82,200	$ 56,112	$ 99,499
Less: Dividends attributable to Preferred Shareholders	24,388	28,092	28,092
Less: Adjustment for repurchase of Preferred Shares	0	0	80,822
Net (loss)/income attributable to ordinary shareholders	57,812	28,020	(9,415)
Numerator for net (loss)/income per ordinary share-basic	57,812	28,020	(9,415)
Reversal of preferred share dividends	1,042	1,200	0
Numerator for net (loss)/income per ordinary share-diluted	$ 58,854	$ 29,220	$ (9,415)
Denominator:
Weighted average number of ordinary shares outstanding-basic	257,173	236,167	230,721
Incremental shares from if-converted method	27,704	32,000	0
Incremental shares from treasury stock method	2,428	2,076	0
Weighted average number of ordinary shares outstanding-diluted	287,305	270,243	230,721
Net (loss)/income per ordinary share-basic	$ 0.22	$ 0.12	$ (0.04)
Net (loss)/income per ordinary share-diluted	$ 0.20	$ 0.11	$ (0.04)